Annual Total Returns[BarChart] - Large Cap Core Stock Portfolio - Large Cap Core Stock Portfolio	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.21%)	11.63%	28.58%	8.56%	(3.06%)	7.57%	24.87%	(6.04%)	31.19%	22.74%